TAXATION, Enterprise Income Tax (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended			60 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2026	Dec. 31, 2021
Income tax expense [Abstract]
Current income tax			$ 317,893	$ 272,070	$ 289,998
Deferred tax			(94,551)	(140,553)	(975)
Withholding tax expense			39,338	36,878	43,842
Income tax expense			262,680	168,395	332,865
Reconciliation of tax [Abstract]
(Loss) Income before income tax and share of results of equity investees			432,394	(1,500,533)	(1,715,184)
Tax expense computed at tax rate of 17%			73,507	(255,091)	(291,581)
Changes in valuation allowance			44,491	389,129	828,141
Non-taxable and non-deductible items			(11,306)	25,387	17,586
Effect of concessionary tax rate and tax reliefs			(42,696)	(117,558)	(183,962)
Withholding tax expense			39,338	36,878	43,842
Foreign tax effects			154,756	85,204	(82,388)
Changes in unrecognized tax benefits			6,000	0	0
Others			(1,410)	4,446	1,227
Income tax expense			$ 262,680	$ 168,395	$ 332,865
Singapore [Member]
Enterprise Income Tax [Abstract]
Statutory corporate income tax rate			17.00%	17.00%	17.00%
Singapore [Member] | Garena Online [Member]
Enterprise Income Tax [Abstract]
Development and expansion incentive period commencing from January 1, 2017			5 years
Development and expansion incentive extension period			5 years
Concessionary tax rate							10.00%
Singapore [Member] | Garena Online [Member] | Forecast [Member]
Enterprise Income Tax [Abstract]
Concessionary tax rate						10.50%
Philippines [Member]
Enterprise Income Tax [Abstract]
Statutory corporate income tax rate	25.00%	30.00%